Insurance (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of insurance policies

Policy	End of term	Insured amount
Operational risks	08.24.2026	7,748,650
Operational risks - Cutia and Bento Miguel	05.28.2027	2,582,541
Operational risks - HPP Governador Jayme Canet Junior	08.24.2026	2,334,953
Operational risks - Aventura and SRMN	05.28.2027	1,757,854
Operational risks - Brisa Potiguar	05.28.2027	1,518,217
Operational risks - Ventos de Serra do Mel II and IV	05.28.2027	1,292,937
Operational risks - São Bento	05.28.2027	919,240
Operational risks - Elejor	03.06.2027	901,950
Judicial Guarantee	08.10.2026	683,415
Operational risks - Jandaíra	05.28.2027	664,953